Condensed Consolidated Statements of Recognized Income and Expense - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
CONSOLIDATED PROFIT/(LOSS) FOR THE PERIOD	€ 9,414	€ 7,463
OTHER RECOGNISED INCOME AND EXPENSE	3,111	(1,374)
Items that will not be reclassified to profit or loss	(111)	316
Actuarial gains and losses on defined benefit pension plans	(159)	21
Non-current assets held for sale	0	(11)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	5	1
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(20)	263
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	44	(95)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(44)	95
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	24	60
Income tax relating to items that will not be reclassified	39	(18)
Items that may be reclassified to profit or loss	3,222	(1,690)
Hedges of net investments in foreign operations (effective portion)	(838)	756
Revaluation gains (losses)	(838)	756
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Exchange differences	3,737	(3,540)
Revaluation gains (losses)	3,737	(3,540)
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Cash flow hedges (effective portion)	(283)	692
Revaluation gains (losses)	(650)	(266)
Amounts transferred to income statement	367	958
Transferred to initial carrying amount of hedged items	0	0
Other reclassifications	0	0
Hedging instruments (items not designated)	34	0
Revaluation gains (losses)	32	0
Amounts transferred to income statement	2	0
Other reclassifications	0	0
Debt instruments at fair value with changes in other comprehensive income	(331)	704
Revaluation gains (losses)	(273)	666
Amounts transferred to income statement	(58)	38
Other reclassifications	0	0
Non-current assets held for sale	558	178
Revaluation gains (losses)	0	178
Amounts transferred to income statement	558	0
Other reclassifications	0	0
Share of other recognised income and expense of investments	88	(28)
Income tax relating to items that may be reclassified to profit or loss	257	(452)
Total recognised income and expenses for the year	12,525	6,089
Attributable to non-controlling interests	557	598
Attributable to the parent	€ 11,968	€ 5,491